World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2014

Dates Covered
Collections Period	09/01/14 - 09/30/14
Interest Accrual Period	09/15/14 - 10/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/14	301,127,416.09	24,176
Yield Supplement Overcollateralization Amount at 08/31/14	2,850,257.00	0
Receivables Balance at 08/31/14	303,977,673.09	24,176
Principal Payments	16,382,711.95	591
Defaulted Receivables	501,184.71	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/14	2,589,082.17	0
Pool Balance at 09/30/14	284,504,694.26	23,557

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	5,523,258.51	341
Past Due 61-90 days	1,387,730.28	86
Past Due 91 + days	237,344.85	19
Total	7,148,333.64	446

Total 31+ Delinquent as % Ending Pool Balance	2.51%

Recoveries	294,056.65

Aggregate Net Losses/(Gains) - September 2014	207,128.06

Overcollateralization Target Amount	12,802,711.24
Actual Overcollateralization	12,802,711.24

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	4.92%
Weighted Average Remaining Term	35.48

Flow of Funds	$ Amount

Collections	17,661,936.02
Advances	(8,345.93)
Investment Earnings on Cash Accounts	939.78
Servicing Fee	(253,314.73)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,401,215.14

Distributions of Available Funds
(1) Class A Interest	165,615.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	3,071,988.11
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,802,711.24
(7) Distribution to Certificateholders	1,337,383.47
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,401,215.14

Servicing Fee	253,314.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 09/15/14	287,576,682.37
Principal Paid	15,874,699.35
Note Balance @ 10/15/14	271,701,983.02

Class A-1
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-2
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-3
Note Balance @ 09/15/14	140,966,682.37
Principal Paid	15,874,699.35
Note Balance @ 10/15/14	125,091,983.02
Note Factor @ 10/15/14	48.6739234%

Class A-4
Note Balance @ 09/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	127,670,000.00
Note Factor @ 10/15/14	100.0000000%

Class B
Note Balance @ 09/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	18,940,000.00
Note Factor @ 10/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	189,132.32
Total Principal Paid	15,874,699.35
Total Paid	16,063,831.67

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	75,182.23
Principal Paid	15,874,699.35
Total Paid to A-3 Holders	15,949,881.58

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2093538
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.5719766
Total Distribution Amount	17.7813304

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2925379
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	61.7692582
Total A-3 Distribution Amount	62.0617961

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	193.51
Noteholders' Principal Distributable Amount	806.49

Account Balances	$ Amount

Advances
Balance as of 08/31/14	68,787.98
Balance as of 09/30/14	60,442.05
Change	(8,345.93)

Reserve Account
Balance as of 09/15/14	2,310,518.58
Investment Earnings	110.25
Investment Earnings Paid	(110.25)
Deposit/(Withdrawal)	-
Balance as of 10/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58